Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Receivable, Net, Current [Abstract]
Schedule of Carrying Amount Of Accounts Receivable
The carrying amount of accounts receivable is as follows:

	December 31,
	2013	2014
Current	54,614	65,985
Overdue <30 days	18,787	5,949
Overdue 31-60 days	783	2,142
Overdue 61-120 days	2,527	1,785
Overdue >120 days	6,305	6,110
Total	83,016	81,971

Schedule of Changes In Allowance For Doubtful Accounts Receivable
The changes in the allowance for doubtful accounts receivable are as follows:

	2013	2014
Balance at beginning of year	(8,551)	(73)
Deconsolidation ASMPT	6,191	—
Charged to selling, general and administrative expenses	756	57
Utilization	1,469	—
Foreign currency translation effect	62	(3)
Balance at end of year	(73)	(19)